Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments and risk management
Schedule of remaining contractual maturities at the end of years presented of the Group's financial liabilities

	Carrying	Payable
As at December 31, 2024	amount	within 1 year	1-3 years	4-5 years	Total
Accounts payable and accrued liabilities	$6,976,736	$6,976,736	$—	$—	$6,976,736
Lease liability	411,017	107,222	214,444	89,351	411,017
	$7,387,753	$7,083,958	$214,444	$89,351	$7,387,753